Financial assets - current (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets - current.
Schedule of current financial assets

	At December 31,
(in thousands of $)	2022	2021	2020
Money market funds	$46,162	$73,052	$130,290
Term accounts	1,345,646	929,000	649,359
Total current financial assets	$1,391,808	$1,002,052	$779,649